SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-08188

                    AllianceBernstein High Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                               Seward & Kissel LLP
                               901 K Street, N.W.
                             Washington, D.C. 20001

                      Date of fiscal year end:  October 31

             Date of reporting period: July 1, 2011 - June 30, 2012

Item 1.  Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-08188
Reporting Period: 07/01/2011 - 06/30/2012
AllianceBernstein High Income Fund, Inc.









====================== AllianceBernstein High Income Fund ======================


AON PLC

Ticker:       AON            Security ID:  037389AK9
Meeting Date: MAY 18, 2012   Meeting Type: Annual
Record Date:  APR 09, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Lester B. Knight         For       For          Management
2     Elect Director Gregory C. Case          For       For          Management
3     Elect Director Fulvio Conti             For       For          Management
4     Elect Director Cheryl A. Francis        For       For          Management
5     Elect Director Edgar D. Jannotta        For       For          Management
6     Elect Director J. Michael Losh          For       For          Management
7     Elect Director Robert S. Morrison       For       For          Management
8     Elect Director Richard B. Myers         For       For          Management
9     Elect Director Richard C. Notebaert     For       For          Management
10    Elect Director Gloria Santona           For       For          Management
11    Elect Director Carolyn Y. Woo           For       For          Management
12    Ratify Auditors                         For       For          Management
13    Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


--------------------------------------------------------------------------------

FAIRPOINT COMMUNICATIONS, INC.

Ticker:       FRP            Security ID:  305560302
Meeting Date: MAY 30, 2012   Meeting Type: Annual
Record Date:  APR 10, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Todd W. Arden            For       For          Management
1.2   Elect Director Dennis J. Austin         For       For          Management
1.3   Elect Director Edward D. Horowitz       For       For          Management
1.4   Elect Director Michael J. Mahoney       For       For          Management
1.5   Elect Director Michael K. Robinson      For       For          Management
1.6   Elect Director Paul H. Sunu             For       For          Management
1.7   Elect Director David L. Treadwell       For       For          Management
1.8   Elect Director Wayne Wilson             For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Auditors                         For       For          Management


--------------------------------------------------------------------------------

GREEKTOWN SUPERHOLDINGS, INC.

Ticker:                      Security ID:  392485108
Meeting Date: MAY 08, 2012   Meeting Type: Proxy Contest
Record Date:  MAR 23, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
      Management Proxy (Blue Card)            None
1.1   Elect Director James A. Barrett, Jr.    For       Did Not Vote Management
1.2   Elect Director John Bitove              For       Did Not Vote Management
1.3   Elect Director George Boyer             For       Did Not Vote Management
1.4   Elect Director Darrell Burks            For       Did Not Vote Management
1.5   Elect Director Michael E. Duggan        For       Did Not Vote Management
1.6   Elect Director Freman Hendrix           For       Did Not Vote Management
1.7   Elect Director Soohyung Kim             For       Did Not Vote Management
1.8   Elect Director Yvette E. Landau         For       Did Not Vote Management
1.9   Elect Director Charles Moore            For       Did Not Vote Management
#     Proposal                                Diss Rec  Vote Cast    Sponsor
      Dissident Proxy (White Card)            None
1.1   Elect Director Neal P. Goldman          For       For          Shareholder
1.2   Management Nominee - James A. Barrett,  For       For          Shareholder
      Jr.
1.3   Management Nominee - George Boyer       For       Withhold     Shareholder
1.4   Management Nominee - Darrell Burks      For       Withhold     Shareholder
1.5   Management Nominee - Michael E. Duggan  For       For          Shareholder
1.6   Management Nominee - Freman Hendrix     For       For          Shareholder
1.7   Management Nominee - Soohyung Kim       For       For          Shareholder
1.8   Management Nominee - Yvette E. Landau   For       For          Shareholder
1.9   Management Nominee - Charles Moore      For       For          Shareholder


--------------------------------------------------------------------------------

HOUGHTON MIFFLIN HARCOURT PUBLISHERS INC.

Ticker:                      Security ID:  44157QAA9
Meeting Date: JUN 11, 2012   Meeting Type: Written Consent
Record Date:  MAY 11, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Elect Not To Grant The Releases         None      For          Management
      Contained In Article Viii.j. of the
      Plan and Elect Not to Consent to the
      Related Injunction Provisions Set
      Forth in Article Viii.f. of The Plan


--------------------------------------------------------------------------------

LEHMAN BROTHERS HOLDINGS INC.

Ticker:       LEHMQ          Security ID:  52517PVV0
Meeting Date: NOV 04, 2011   Meeting Type: Written Consent
Record Date:  AUG 01, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Vote on The Plan                     None      For          Management


--------------------------------------------------------------------------------

LEHMAN BROTHERS HOLDINGS INC.

Ticker:       LEHMQ          Security ID:  5252M0FD4
Meeting Date: NOV 04, 2011   Meeting Type: Written Consent
Record Date:  AUG 01, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Vote on The Plan                     None      For          Management


--------------------------------------------------------------------------------

NEENAH ENTERPRISES, INC.

Ticker:       NNHE           Security ID:  64007R109
Meeting Date: DEC 02, 2011   Meeting Type: Annual
Record Date:  OCT 24, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director John H. Forsgren         For       For          Management
2     Elect Director Thomas J. Riordan        For       Against      Management


--------------------------------------------------------------------------------

OPTI CANADA INC.

Ticker:       OPC            Security ID:  68383KAB5
Meeting Date: SEP 07, 2011   Meeting Type: Bondholder
Record Date:  AUG 04, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Bondholder Resolution: The Plan         For       For          Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant: AllianceBernstein High Income
                                          Fund, Inc.



                              By: Robert M. Keith*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 30, 2012


*By: /s/ Emilie D. Wrapp
     -------------------
         Emilie D. Wrapp
         Secretary

                               POWER OF ATTORNEY

      KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-1A and any other filings of:

-AllianceBernstein Balanced Shares, Inc.
-AllianceBernstein Blended Style Series, Inc.
-AllianceBernstein Bond Fund, Inc.
-AllianceBernstein Cap Fund, Inc.
-AllianceBernstein Core Opportunities Fund, Inc.
-AllianceBernstein Corporate Shares
-AllianceBernstein Equity Income Fund, Inc.
-AllianceBernstein Exchange Reserves
-AllianceBernstein Fixed-Income Shares, Inc.
-AllianceBernstein Global Bond Fund, Inc.
-AllianceBernstein Global Growth Fund, Inc.
-AllianceBernstein Global Real Estate Investment Fund, Inc.
-AllianceBernstein Global Thematic Growth Fund, Inc.
-AllianceBernstein Greater China '97 Fund, Inc.
-AllianceBernstein Growth and Income Fund, Inc.
-AllianceBernstein High Income Fund, Inc.
-AllianceBernstein Institutional Funds, Inc.
-AllianceBernstein International Growth Fund, Inc.
-AllianceBernstein Large Cap Growth Fund, Inc.
-AllianceBernstein Small/Mid-Cap Growth Fund, Inc.
-AllianceBernstein Municipal Income Fund, Inc.
-AllianceBernstein Municipal Income Fund II
-AllianceBernstein Trust
-AllianceBernstein Unconstrained Bond Fund, Inc.
-AllianceBernstein Variable Products Series Fund, Inc.
-The AllianceBernstein Portfolios
-The AllianceBernstein Pooling Portfolios
-Sanford C. Bernstein Fund II, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.

                                  /s/ Robert M. Keith
                                  --------------------------------
                                      Robert M. Keith


Dated: August 2, 2011